Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements of Comprehensive Income
Revenues	$ 2,548,384,317	$ 2,624,576,323	$ 2,410,360,459
Other operating income	37,017,880	146,258,037	46,800,967
Revenues and other operating income	2,585,402,197	2,770,834,360	2,457,161,426
Raw materials and consumables used	(1,374,445,639)	(1,421,205,251)	(1,292,177,116)
Contribution Margin	1,210,956,558	1,349,629,109	1,164,984,310
Other work performed by the entity and capitalized	25,539,316	17,610,861	16,710,963
Employee benefits expense	(137,226,748)	(129,604,956)	(123,130,334)
Depreciation and amortization expense	(229,957,019)	(236,627,387)	(215,187,300)
Reversal of impairment losses (impairment losses) recognized on non-financial assets	(697,806,441)	(280,762,652)	(779,825)
Profit from impairment and reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(15,167,707)	(10,047,000)	(4,783,072)
Other expenses, by nature	(190,593,334)	(184,143,140)	(167,210,021)
Operating Income	(34,255,375)	526,054,835	670,604,721
Other gains	9,488,815	1,793,201	3,410,379
Financial income	36,160,460	27,399,275	19,934,468
Financial costs	(127,408,771)	(164,897,900)	(122,184,189)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,509,392	366,089	3,190,240
Foreign currency exchange differences	(23,272,231)	(10,412,110)	(7,807,197)
Gains or loss from indexed assets and liabilities, net (*)	2,085,768	(2,982,268)	(818,146)
(Loss) Profit before taxes	(133,691,942)	377,321,122	566,330,276
Income tax expense	81,305,107	(61,227,904)	(153,482,519)
(LOSS) PROFIT	(52,386,835)	316,093,218	412,847,757
(Loss) Profit attributable to
(Loss) Profit attributable to owners of the parent	(50,860,313)	296,153,605	361,709,937
(Loss) Profit attributable to non-controlling interests	(1,526,522)	19,939,613	51,137,820
(LOSS) PROFIT	$ (52,386,835)	$ 316,093,218	$ 412,847,757
Basic earnings per share
Basic (losses) earnings per share	$ (0.74)	$ 4.28	$ 5.66
Weighted average number of outstanding shares	69,166,557,220	69,166,557,220	63,913,359,484
Diluted earnings per share
Basic (losses) earnings per share	$ (0.74)	$ 4.28	$ 5.66
Weighted average number of outstanding shares	69,166,557,220	69,166,557,220	63,913,359,484
Gains (losses)	$ (52,386,835)	$ 316,093,218	$ 412,847,757
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
(Loss) Profit from defined benefit plans	(8,545,834)	(7,777,204)	37,881
Other comprehensive loss that will not be reclassified subsequently to profit or loss	(8,545,834)	(7,777,204)	37,881
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
(Losses) Gains from foreign currency translation difference	(69,218,245)	73,114,966	107,492,316
Losses on measuring Financial Asset at Fair Value of Other Comprehensive Income	(9,125)	(3,673)	(411)
Share of other comprehensive income (loss) from associates and joint ventures accounted for using the equity method	18,982	0
Gains (losses) from cash flow hedges	208,749,917	(160,828,497)	(244,271,689)
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	58,790,411	21,654,376	22,364,834
Other comprehensive income that will be reclassified subsequently to profit or loss	198,331,940	(66,062,828)	(114,414,950)
Total components of other comprehensive income (loss) before taxes	189,786,106	(73,840,032)	(114,377,069)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	2,308,510	2,099,845	(10,228)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	2,308,510	2,099,845	(10,228)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	(72,741,119)	36,883,401	60,650,786
Income tax related to financial assets at fair value with changes in other comprehensive income	2,464	992	111
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	(72,738,655)	36,884,393	60,650,897
Total Other Comprehensive Income (Loss)	119,355,961	(34,855,794)	(53,736,400)
TOTAL COMPREHENSIVE INCOME	66,969,126	281,237,424	359,111,357
Comprehensive income (loss) attributable to:
Shareholders of Enel Chile	68,669,685	255,988,200	297,410,542
Non-controlling interests	(1,700,559)	25,249,224	61,700,815
TOTAL COMPREHENSIVE INCOME	$ 66,969,126	$ 281,237,424	$ 359,111,357